Property, Plant and Equipment (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of cost of goods sold	$ 822,217	$ 130,636
Property plant and equipment	41,399,728	16,965,989
Expenditures were capitalized	$ 8,406,512	10,310,229
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives and depreciation	3 years
Property plant and equipment	$ 180,975	193,638
Production Lab And Growing Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives and depreciation	5 10 years
Property plant and equipment	$ 5,689,125	2,140,470
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives and depreciation	5 10 years
Property plant and equipment	$ 1,181,306	768,896
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives and depreciation	15 25 years
Property plant and equipment	$ 31,917,520	11,859,979
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives and depreciation	lesser of useful life or term of lease
Property plant and equipment	$ 1,954,761	1,526,965
Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 14,343,470